Basis of Preparation - Additional Information (Details) - Legacy Oculis	Mar. 02, 2023 shares
Disclosure of Basis of Preparation [Line Items]
Number of shares issued in exchange of shares in business acquisition	3,780,399
Cancellation of treasury shares	100,000
Conversion of ordinary shares	3,306,771